Property, plant and equipment - Schedule Of Plant Property Equipment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		$ 1,927,759
Ending Balance		2,805,983	$ 1,927,759
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		12,342
Ending Balance		8,032	12,342
Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		28,285
Ending Balance		32,603	28,285
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		418,052
Disposals			(2,051)	$ (1,654)
Ending Balance		399,117	418,052
Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,301,110
Ending Balance		2,085,939	1,301,110
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		123,015
Ending Balance		191,207	123,015
Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		44,955
Ending Balance		89,085	44,955
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		2,759,419	2,371,281
Additions		1,296,764	734,314
Disposals		(560)	(3,418)
Impairment of long -lived assets			(28,375)
Disposals related to the transfer of conventional assets			(314,383)
Reversal of Accumulated depreciation from business combination of PELSA		4,694
Ending Balance		4,060,317	2,759,419	2,371,281
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		12,574	10,794
Transfers		(4,310)	3,474
Disposals related to the transfer of conventional assets			(1,694)
Ending Balance		8,264	12,574	10,794
Cost [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		43,524	43,522
Additions			1
Transfers		11,102	7,551
Disposals		(560)	(13)
Disposals related to the transfer of conventional assets			(7,537)
Ending Balance		54,066	43,524	43,522
Cost [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		498,707	513,164
Disposals	[1]		(2,475)
Impairment of long -lived assets			(11,982)
Reversal of Accumulated depreciation from business combination of PELSA		2,201
Ending Balance		500,908	498,707	513,164
Cost [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		2,036,644	1,607,895
Additions		23,325
Transfers		1,154,325	738,092
Disposals	[2]		(930)
Impairment of long -lived assets			(16,393)
Disposals related to the transfer of conventional assets			(292,020)
Reversal of Accumulated depreciation from business combination of PELSA		2,493
Ending Balance		3,216,787	2,036,644	1,607,895
Cost [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		123,015	153,948
Additions		1,034,608	636,189
Transfers		(966,416)	(666,739)
Disposals related to the transfer of conventional assets			(383)
Ending Balance		191,207	123,015	153,948
Cost [member] | Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		44,955	41,958
Additions		238,831	98,124
Transfers		(194,701)	(82,378)
Disposals related to the transfer of conventional assets			(12,749)
Ending Balance		89,085	44,955	41,958
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(831,660)	(764,942)
Depreciation		(422,526)	(264,796)
Disposals		339	434
Impairment of long -lived assets			3,790
Disposals related to the transfer of conventional assets			193,854
Reversal of Accumulated depreciation from business combination of PELSA		(487)
Ending Balance		(1,254,334)	(831,660)	(764,942)
Accumulated depreciation and impairment [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(232)	(300)
Depreciation			(3)
Disposals related to the transfer of conventional assets			71
Ending Balance		(232)	(232)	(300)
Accumulated depreciation and impairment [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(15,239)	(15,587)
Depreciation		(6,563)	(4,921)
Disposals		339	10
Disposals related to the transfer of conventional assets			5,259
Ending Balance		(21,463)	(15,239)	(15,587)
Accumulated depreciation and impairment [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(80,655)	(67,947)
Depreciation		(21,044)	(13,634)
Disposals	[1]		424
Impairment of long -lived assets			502
Reversal of Accumulated depreciation from business combination of PELSA		(92)
Ending Balance		(101,791)	(80,655)	(67,947)
Accumulated depreciation and impairment [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(735,534)	(681,108)
Depreciation		(394,919)	(246,238)
Impairment of long -lived assets			3,288
Disposals related to the transfer of conventional assets			188,524
Reversal of Accumulated depreciation from business combination of PELSA		(395)
Ending Balance		$ (1,130,848)	$ (735,534)	$ (681,108)

[1]	Related to the farmout agreement I, mentioned in Note 29.2.1.1.
[2]	Related to the re-estimation of well plugging and abandonment (Note 22.1). This transaction did not generate cash flows.